Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Components of earnings per share

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2011	2010	2009
Net income attributable to U.S. Bancorp	$4,872	$3,317	$2,205
Preferred dividends	(129)	(89)	(228)
Equity portion of gain on ITS exchange transaction, net of tax (a)	—	118	—
Accretion of preferred stock discount	—	—	(14)
Deemed dividend on preferred stock redemption (b)	—	—	(154)
Earnings allocated to participating stock awards	(22)	(14)	(6)
Net income applicable to U.S. Bancorp common shareholders	$4,721	$3,332	$1,803
Average common shares outstanding	1,914	1,912	1,851
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	9	8
Average diluted common shares outstanding	1,923	1,921	1,859
Earnings per common share	$2.47	$1.74	$.97
Diluted earnings per common share	$2.46	$1.73	$.97

(a)	During 2010, the Company exchanged depositary shares representing an ownership interest in 5,746 shares of Series A Preferred Stock for approximately 46 percent of the outstanding ITS issued by USB Capital IX to third party investors, retired a pro-rata portion of the related junior subordinated debentures and cancelled a pro-rata portion of the related stock purchase contracts.
(b)	Represents the unaccreted discount remaining on the Company's Series E Fixed Rate Cumulative Perpetual Preferred Stock at the redemption date.